Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Non-current Assets
Schedule of non-current assets
	Millions of euros
	2017	2016	2015

Tangible assets	11,661	5,743	5,623
Of which:
Foreclosed assets	11,566	5,640	5,533
Of which: Property assets in Spain (Note 54)	10,533	4,902	4,983
From Banco Popular in the process of sale (Note 3)	5,943	—	—
Other tangible assets held for sale	95	103	90
Other assets (*)	3,619	29	23
	15,280	5,772	5,646

(*) These include, mainly, Banco Popular assets under the sale of the real estate business to Blackstone (see Note 3).